Employee Benefits - Employee Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit cost	$ 6,468	$ 6,034	$ 5,612
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Salaries and bonus	6,338	5,910	5,501
Defined contribution plans	44	40	37
Defined benefit plans	86	84	74
Employee benefit cost	$ 6,468	$ 6,034	$ 5,612